Annual Fund Operating Expenses - ETF - Vanguard International Dividend Appreciation Index Fund - ETF Shares	Sep. 20, 2021
Operating Expenses:
Management Fees	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.20%